STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)			3 Months Ended				12 Months Ended												3 Months Ended				12 Months Ended
	Oct. 08, 2012	Aug. 13, 2012	Jun. 30, 2012 Warrant [Member]		Mar. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Jun. 30, 2012 Stock Option [Member]		Mar. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]
Outstanding Number Of Shares	4,263,042	4,263,042	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]	5,797,611	[1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Number of Shares			2,601,285	[1]	(87,500)	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]					2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Expired - Number of Shares			(1,170,000)	[1]	(648,597)	[1]	(2,010,917)	[1]	(8,979)	[1]			(11,971)	[1]					(345,679)	[1]	(382,716)	[1]	(83,941)	[1]	(207,956)	[1]
Exercised - Number of Shares									(128,571)	[1]									(412,963)				(100,000)	[1]
Outstanding Number Of Shares	4,263,042	4,263,042	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	5,414,895	[1]	5,797,611	[1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]
Outstanding - Average Exercise Price			$ 0.21	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]	$ 0.11	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Issued - Average Exercise Price			$ 0.15	[1]	$ 0.20	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]	$ 0.01				$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Expired - Average Exercise Price			$ 0.62	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 1.67	[1]			$ 3.76	[1]					$ 0.01	[1]	$ 0.01	[1]	$ 0.73	[1]	$ 0.43	[1]
Exercised - Average Exercise Price									$ 0.46	[1]									$ 0.01	[1]			$ 0.01	[1]
Outstanding - Average Exercise Price			$ 0.19	[1]	$ 0.21	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 0.12	[1]	$ 0.11	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.
[2]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008